SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

Xtrackers California Municipal Bond ETF (CA)

Shares of the fund are not currently offered for purchase.
Please Retain This Supplement for Future Reference
November 20, 2023
PRO_SAISTKR23-104